Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE
4	REVENUE

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

Revenue from subscriptions	43,026,930	23,983,378
Revenue from advertisement	3,677,664	4,455,020
Revenue from live events	1,736,131	1,358,884
	48,440,725	29,797,282

Goods and services transferred at a point in time (1)	1,736,131	1,358,884
Goods and services transferred over time (1)	46,704,594	28,438,398
	48,440,725	29,797,282

(1)	The Group identified an error in the previously issued unaudited interim condensed consolidated financial statements. Revenue from advertisement was incorrectly classified as point in time as opposed to over time. This was identified when conducting a comparative analysis with the unaudited interim consolidated financial statements for the period ended 30 June 2024. The correction relates solely to disclosure and does not impact the reported revenue amount.

The table below presents the amounts as previously reported prior to reclassification:

	As previously reported	Reclassification	As reclassified
	USD	USD	USD
Revenue

Goods and services transferred at a point in time	5,813,904	(4,455,020)	1,358,884
Goods and services transferred over time	23,983,378	4,455,020	28,438,398